Investment Properties (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in investment properties
Net Balance as of January 1,	$ 13,938	$ 14,306	$ 14,674
Additions resulting from business combinations
Reclassifications
Disposals
Depreciation charges in the period	359	368	368
Impairment
Net Balance as of December 31,	$ 13,190	$ 13,938	$ 14,306